Disclosure of information on segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating income
Sale of goods	$ 801,199	$ 863,470	$ 637,619
Sale of services	22,222	21,052	20,285
Royalty income	1,381	15,928	18,638
Total operating income	824,802	900,450	676,542
Operating costs
Cost of sales, excluding depreciation and amortization	(461,942)	(529,731)	(393,888)
Unabsorbed cost due to production stoppage	(23,058)	(25,509)	(27,758)
Cost of services	3,163	(1,269)	1,554
Exploration in operating units	(80,796)	(56,412)	(28,044)
Depreciation and amortization	(176,781)	(187,211)	(189,620)
Mining royalties	(17,733)	(12,974)	(11,749)
Total operating costs	(763,473)	(813,106)	(652,613)
Gross profit (loss)	61,329	87,344	23,929
Operating expenses, net
Administrative expenses	(67,728)	(67,585)	(67,185)
Selling expenses	(20,222)	(20,827)	(18,533)
Write-off of stripping activity asset	0	(6,763)	(11,633)
Exploration in non-operating areas	(14,252)	(11,270)	(8,475)
Reversal of contingent and others	(2,935)	(2,687)	(4,150)
Impairment recovery (loss) of long-lived assets	19,874	(14,910)	2,083
Provision for contingencies and others	(2,935)	(2,687)	(4,150)
Other, net	(15,085)	(29,260)	2,690
Total operating expenses, net	(100,348)	(153,302)	(105,203)
Operating profit (loss)	(39,019)	(65,958)	(81,274)
Other income (expense),net
Finance income	14,443	5,952	2,411
Foreign currency exchange difference	26,871	(18,686)	(4,116)
Share in the results of associates and joint ventures	176,270	240,450	62,702
Finance costs	(54,136)	(60,629)	(37,822)
Profit (loss) before income tax	124,429	101,129	(58,099)
Income tax expense	(41)	23,671	(25,430)
Current income tax	(15,633)	(20,375)	(9,924)
Deferred Income tax	15,592	44,046	(15,506)
Profit (loss) for the year (numerators)	124,388	124,800	(83,529)
Loss per basic share	478,547	(387,604)	(66,810)
Profit for the year	602,935	(262,804)	(150,339)
Total assets	4,503,227	4,561,811	3,979,617
Total assets		4,561,811
Total liability	1,340,286	2,023,280	1,179,760
Total liability		2,023,280	1,179,760
Other segment information
Investments in associates	1,520,977	1,422,295	1,488,775
Capital Expenditures	151,973	90,309	71,546
Changes in estimates of mine closures plans	(21,869)	(3,272)	31,558
Exploration and development mining projects [Member]
Operating income
Sale of goods	0	0	0
Sale of services	0	0	0
Royalty income	0	0	0
Total operating income	0	0	0
Operating costs
Cost of sales, excluding depreciation and amortization	0	0	0
Unabsorbed cost due to production stoppage	0	0	0
Cost of services	0	0	0
Exploration in operating units	0	0	0
Depreciation and amortization	0	0	0
Mining royalties	0	0	0
Total operating costs	0	0	0
Gross profit (loss)	0	0	0
Operating expenses, net
Administrative expenses	(1,528)	(1,447)	(1,649)
Selling expenses	0	0	0
Write-off of stripping activity asset		0	0
Exploration in non-operating areas	(282)	(1,011)	0
Reversal of contingent and others	108	132	33
Impairment recovery (loss) of long-lived assets	0	0	0
Other, net	(931)	(371)	(593)
Total operating expenses, net	(2,633)	(2,697)	(2,209)
Operating profit (loss)	(2,633)	(2,697)	(2,209)
Other income (expense),net
Finance income	11	0	1
Foreign currency exchange difference	604	(1,210)	(808)
Share in the results of associates and joint ventures	0	0	0
Finance costs	(297)	(238)	(387)
Profit (loss) before income tax	(2,315)	(4,145)	(3,403)
Income tax expense	0	0	0
Current income tax	0	0	0
Deferred Income tax	0	0	0
Profit (loss) for the year (numerators)	(2,315)	(4,145)	(3,403)
Total assets	496,198		425,731
Total assets		442,335
Total liability	21,844
Total liability		21,764	22,695
Other segment information
Investments in associates	0	0	0
Capital Expenditures	46,459	22,513	24,648
Changes in estimates of mine closures plans	(6,576)	(679)	808
Energy generation and transmission [Member]
Operating income
Sale of goods	0	0	0
Sale of services	52,433	53,083	48,254
Royalty income	0	0	0
Total operating income	52,433	53,083	48,254
Operating costs
Cost of sales, excluding depreciation and amortization	0	0	0
Unabsorbed cost due to production stoppage	0	0	0
Cost of services	24,861	(20,781)	17,868
Exploration in operating units	0	0	0
Depreciation and amortization	(9,040)	(8,995)	(9,347)
Mining royalties	0	0	0
Total operating costs	(33,901)	(29,776)	(27,215)
Gross profit (loss)	18,532	23,307	21,039
Operating expenses, net
Administrative expenses	(2,948)	(2,942)	(2,863)
Selling expenses	(770)	(740)	(784)
Write-off of stripping activity asset		0	0
Exploration in non-operating areas	0	0	0
Reversal of contingent and others	(440)	111	501
Impairment recovery (loss) of long-lived assets	0	0	0
Other, net	(196)	134	796
Total operating expenses, net	(4,354)	(3,437)	(2,350)
Operating profit (loss)	14,178	19,870	18,689
Other income (expense),net
Finance income	394	124	1,622
Foreign currency exchange difference	(207)	(377)	(402)
Share in the results of associates and joint ventures	7,008	20,525	4,331
Finance costs	(5,337)	(4,731)	(4,690)
Profit (loss) before income tax	16,036	35,411	19,550
Income tax expense	(2,433)	5,692	(10,168)
Current income tax	(3,238)	(1,132)	(780)
Deferred Income tax	805	6,824	(9,388)
Profit (loss) for the year (numerators)	13,603	41,103	9,382
Total assets	377,679		357,830
Total assets		385,626
Total liability	131,540
Total liability		153,090	166,396
Other segment information
Investments in associates	121,650	99,352	94,117
Capital Expenditures	1,487	754	371
Changes in estimates of mine closures plans	0	0	0
Insurance brokerage [Member]
Operating income
Sale of goods	0	0	0
Sale of services	17,207	15,651	14,753
Royalty income	0	0	0
Total operating income	17,207	15,651	14,753
Operating costs
Cost of sales, excluding depreciation and amortization	0	0	0
Unabsorbed cost due to production stoppage	0	0	0
Cost of services	0	0	0
Exploration in operating units	0	0	0
Depreciation and amortization	0	0	0
Mining royalties	0	0	0
Total operating costs	0	0	0
Gross profit (loss)	17,207	15,651	14,753
Operating expenses, net
Administrative expenses	(12,694)	(11,796)	(10,939)
Selling expenses	0	0	0
Write-off of stripping activity asset		0	0
Exploration in non-operating areas	0	0	0
Reversal of contingent and others	0	0	0
Impairment recovery (loss) of long-lived assets	0	0	0
Other, net	0	0	0
Total operating expenses, net	(12,694)	(11,796)	(10,939)
Operating profit (loss)	4,513	3,855	3,814
Other income (expense),net
Finance income	0	0	27
Foreign currency exchange difference	(45)	397	65
Share in the results of associates and joint ventures	0	(15)	0
Finance costs	(48)	(52)	(55)
Profit (loss) before income tax	4,420	4,185	3,851
Income tax expense	(1,186)	(1,603)	(1,303)
Current income tax	(1,197)	(1,673)	(1,475)
Deferred Income tax	11	70	172
Profit (loss) for the year (numerators)	3,234	2,582	2,548
Total assets	14,436		15,932
Total assets		19,152
Total liability	6,107
Total liability		6,343	5,569
Other segment information
Investments in associates	0	0	0
Capital Expenditures	25	139	106
Changes in estimates of mine closures plans	0	0	0
Rental of mining concessions [Member]
Operating income
Sale of goods	0	0	0
Sale of services	0	0	0
Royalty income	1,381	15,928	18,638
Total operating income	1,381	15,928	18,638
Operating costs
Cost of sales, excluding depreciation and amortization	0	0	0
Unabsorbed cost due to production stoppage	0	0	0
Cost of services	0	0	0
Exploration in operating units	0	0	0
Depreciation and amortization	0	0	0
Mining royalties	0	0	0
Total operating costs	0	0	0
Gross profit (loss)	1,381	15,928	18,638
Operating expenses, net
Administrative expenses	(218)	(242)	(112)
Selling expenses	0	0	0
Write-off of stripping activity asset		0	0
Exploration in non-operating areas	0	0	0
Reversal of contingent and others	(98)	15	0
Impairment recovery (loss) of long-lived assets	0	0	0
Other, net	8,162	34	63
Total operating expenses, net	(7,846)	(193)	(49)
Operating profit (loss)	9,227	15,735	18,589
Other income (expense),net
Finance income	5	0	9
Foreign currency exchange difference	1	(83)	(49)
Share in the results of associates and joint ventures	0	0	0
Finance costs	(2)	(2)	(2)
Profit (loss) before income tax	9,231	15,650	18,547
Income tax expense	(2,714)	(4,661)	(5,543)
Current income tax	(2,714)	(4,661)	(5,543)
Deferred Income tax	0	0	0
Profit (loss) for the year (numerators)	6,517	10,989	13,004
Total assets	3,306		6,813
Total assets		4,927
Total liability	139
Total liability		1,717	2,694
Other segment information
Investments in associates	0	0	0
Capital Expenditures	0	0	0
Changes in estimates of mine closures plans	0	0	0
Holding of investment in shares [Member]
Operating income
Sale of goods	0	0	0
Sale of services	421	551	607
Royalty income	0	0	0
Total operating income	421	551	607
Operating costs
Cost of sales, excluding depreciation and amortization	0	0	0
Unabsorbed cost due to production stoppage	0	0	0
Cost of services	0	0	0
Exploration in operating units	0	0	0
Depreciation and amortization	0	0	0
Mining royalties	0	0	0
Total operating costs	0	0	0
Gross profit (loss)	421	551	607
Operating expenses, net
Administrative expenses	(617)	(1,687)	(398)
Selling expenses	0	0	0
Write-off of stripping activity asset		0	0
Exploration in non-operating areas	0	0	0
Reversal of contingent and others	0	0	0
Impairment recovery (loss) of long-lived assets	0	0	0
Other, net	(2,472)	(44)	(10)
Total operating expenses, net	(3,089)	(1,731)	(408)
Operating profit (loss)	(2,668)	(1,180)	199
Other income (expense),net
Finance income	308	0	0
Foreign currency exchange difference	(693)	(7)	91
Share in the results of associates and joint ventures	4,756	(411,974)	(67,018)
Finance costs	(29)	(1)	(1)
Profit (loss) before income tax	1,674	(413,162)	(66,729)
Income tax expense	1,182	(121)	(177)
Current income tax	1,289	(121)	(177)
Deferred Income tax	(107)	0	0
Profit (loss) for the year (numerators)	2,856	(413,283)	(66,906)
Total assets	231,820		362,419
Total assets		261,803
Total liability	226
Total liability		275,814	340
Other segment information
Investments in associates	213,682	207,233	159,529
Capital Expenditures	3	0	0
Changes in estimates of mine closures plans	0	0	0
Industrial activities [Member]
Operating income
Sale of goods	53,073	47,024	36,541
Sale of services	0	13,876	15,335
Royalty income	0	0	0
Total operating income	53,073	60,900	51,876
Operating costs
Cost of sales, excluding depreciation and amortization	(52,122)	(46,811)	(38,607)
Unabsorbed cost due to production stoppage	(1,973)	(1,050)	(597)
Cost of services	0	(3,940)	5,075
Exploration in operating units	0	0	0
Depreciation and amortization	(6,396)	(11,569)	(10,876)
Mining royalties	0	0	0
Total operating costs	(60,491)	(63,370)	(55,155)
Gross profit (loss)	(7,418)	(2,470)	(3,279)
Operating expenses, net
Administrative expenses	(442)	(1,102)	(1,498)
Selling expenses	(177)	(559)	(687)
Write-off of stripping activity asset		0	0
Exploration in non-operating areas	0	0	0
Reversal of contingent and others	0	9	9
Impairment recovery (loss) of long-lived assets	19,874	(19,874)	0
Other, net	321	(82)	989
Total operating expenses, net	(19,576)	(21,608)	(1,187)
Operating profit (loss)	12,158	(24,078)	(4,466)
Other income (expense),net
Finance income	54	12	38
Foreign currency exchange difference	1,218	(1,824)	(984)
Share in the results of associates and joint ventures	0	0	0
Finance costs	(25)	(98)	(175)
Profit (loss) before income tax	13,405	(25,988)	(5,587)
Income tax expense	3,208	(1,692)	(518)
Current income tax	0	(291)	(171)
Deferred Income tax	3,208	(1,401)	(347)
Profit (loss) for the year (numerators)	16,613	(27,680)	(6,105)
Total assets	74,266		90,337
Total assets		63,551
Total liability	7,981
Total liability		13,920	13,025
Other segment information
Investments in associates	0	0	0
Capital Expenditures	265	1,744	4,611
Changes in estimates of mine closures plans	0	0	0
Corporates [Member]
Operating income
Sale of goods	0	0	0
Sale of services	0	0	0
Royalty income	0	0	0
Total operating income	0	0	0
Operating costs
Cost of sales, excluding depreciation and amortization	0	0	0
Unabsorbed cost due to production stoppage	0	0	0
Cost of services	0	0	0
Exploration in operating units	0	0	0
Depreciation and amortization	0	0	0
Mining royalties	0	0	0
Total operating costs	0	0	0
Gross profit (loss)	0	0	0
Operating expenses, net
Administrative expenses	(5,966)	(4,534)	(5,965)
Selling expenses	0	0	0
Write-off of stripping activity asset		0	0
Exploration in non-operating areas	(4,737)	(3,100)	(3,623)
Reversal of contingent and others	442	(436)	(3,242)
Impairment recovery (loss) of long-lived assets	0	0	0
Other, net	(6,090)	(80)	1,186
Total operating expenses, net	(16,351)	(8,150)	(11,644)
Operating profit (loss)	(16,351)	(8,150)	(11,644)
Other income (expense),net
Finance income	12,226	5,659	1,405
Foreign currency exchange difference	25,235	(9,542)	(1,576)
Share in the results of associates and joint ventures	164,823	236,593	43,358
Finance costs	(38,900)	(45,719)	(21,322)
Profit (loss) before income tax	147,033	178,841	10,221
Income tax expense	24,397	38,987	(2,888)
Current income tax	(731)	0	0
Deferred Income tax	25,128	38,987	(2,888)
Profit (loss) for the year (numerators)	171,430	217,828	7,333
Total assets	3,047,322		2,343,010
Total assets		3,016,730
Total liability	655,598
Total liability		1,243,575	410,197
Other segment information
Investments in associates	2,099,568	1,971,506	2,040,598
Capital Expenditures	500	1,122	933
Changes in estimates of mine closures plans	0	(35)	0
Uchucchacua
Operating income
Sale of goods	5,281	79,375	90,420
Sale of services	0	0	0
Royalty income	0	0	0
Total operating income	5,281	79,375	90,420
Operating costs
Cost of sales, excluding depreciation and amortization	0	(95,359)	(100,097)
Unabsorbed cost due to production stoppage	(24,916)	(25,326)	(9,630)
Cost of services	0	0	0
Exploration in operating units	(32,592)	(11,090)	(6,731)
Depreciation and amortization	(9,000)	(14,083)	(16,752)
Mining royalties	(46)	(998)	(1,068)
Total operating costs	(66,554)	(146,856)	(134,278)
Gross profit (loss)	(61,273)	(67,481)	(43,858)
Operating expenses, net
Administrative expenses	(651)	(6,758)	(9,140)
Selling expenses	(3,634)	(3,738)	(3,806)
Write-off of stripping activity asset		0	0
Exploration in non-operating areas	(15)	(65)	(27)
Reversal of contingent and others	(44)	(1,291)	28
Impairment recovery (loss) of long-lived assets	0	0	0
Other, net	2,453	(7,865)	2,776
Total operating expenses, net	(1,891)	(19,717)	(10,169)
Operating profit (loss)	(63,164)	(87,198)	(54,027)
Other income (expense),net
Finance income	12	0	0
Foreign currency exchange difference	(290)	(2,010)	(72)
Share in the results of associates and joint ventures	0	0	0
Finance costs	(496)	(431)	(268)
Profit (loss) before income tax	(63,938)	(89,639)	(54,367)
Income tax expense	(19)	(57)	(60)
Current income tax	(19)	(57)	(60)
Deferred Income tax	0	0	0
Profit (loss) for the year (numerators)	(63,957)	(89,696)	(54,427)
Total assets	127,479		145,287
Total assets		111,885
Total liability	55,792
Total liability		62,279	62,024
Other segment information
Investments in associates	0	0	0
Capital Expenditures	32,000	16,109	10,443
Changes in estimates of mine closures plans	(3,107)	(517)	11,745
Orcopampa
Operating income
Sale of goods	134,268	89,567	77,825
Sale of services	0	0	0
Royalty income	0	0	0
Total operating income	134,268	89,567	77,825
Operating costs
Cost of sales, excluding depreciation and amortization	(58,108)	(56,183)	(37,139)
Unabsorbed cost due to production stoppage	0	0	(3,849)
Cost of services	0	0	0
Exploration in operating units	(11,594)	(11,466)	(5,198)
Depreciation and amortization	(7,757)	(8,409)	(8,102)
Mining royalties	(12,220)	(7,636)	(6,943)
Total operating costs	(89,679)	(83,694)	(61,231)
Gross profit (loss)	44,589	5,873	16,594
Operating expenses, net
Administrative expenses	(12,406)	(7,649)	(7,948)
Selling expenses	(560)	(401)	(436)
Write-off of stripping activity asset		0	0
Exploration in non-operating areas	0	0	0
Reversal of contingent and others	544	70	(322)
Impairment recovery (loss) of long-lived assets	0	0	0
Other, net	124	(501)	(1,922)
Total operating expenses, net	(12,298)	(8,481)	(10,628)
Operating profit (loss)	32,291	(2,608)	5,966
Other income (expense),net
Finance income	2	0	0
Foreign currency exchange difference	99	(129)	126
Share in the results of associates and joint ventures	0	0	0
Finance costs	(546)	(493)	(913)
Profit (loss) before income tax	31,846	(3,230)	5,179
Income tax expense	(465)	(65)	(55)
Current income tax	(465)	(65)	(55)
Deferred Income tax	0	0	0
Profit (loss) for the year (numerators)	31,381	(3,295)	5,124
Total assets	62,083		47,855
Total assets		47,734
Total liability	52,429
Total liability		48,659	46,787
Other segment information
Investments in associates	0	0	0
Capital Expenditures	3,584	2,983	1,064
Changes in estimates of mine closures plans	5,112	(390)	5,042
Julcani [Member]
Operating income
Sale of goods	54,573	56,065	32,034
Sale of services	0	0	0
Royalty income	0	0	0
Total operating income	54,573	56,065	32,034
Operating costs
Cost of sales, excluding depreciation and amortization	(30,215)	(31,319)	(16,679)
Unabsorbed cost due to production stoppage	0	0	(5,167)
Cost of services	0	0	0
Exploration in operating units	(6,747)	(6,107)	(3,167)
Depreciation and amortization	(6,444)	(6,849)	(6,412)
Mining royalties	(472)	(599)	(278)
Total operating costs	(43,878)	(44,874)	(31,703)
Gross profit (loss)	10,695	11,191	331
Operating expenses, net
Administrative expenses	(5,028)	(4,737)	(3,288)
Selling expenses	(389)	(480)	(438)
Write-off of stripping activity asset		0	0
Exploration in non-operating areas	0	0	0
Reversal of contingent and others	(1,776)	320	(195)
Impairment recovery (loss) of long-lived assets	0	0	2,083
Other, net	(793)	(844)	(212)
Total operating expenses, net	(7,986)	(5,741)	(2,050)
Operating profit (loss)	2,709	5,450	(1,719)
Other income (expense),net
Finance income	4	0	0
Foreign currency exchange difference	100	(612)	78
Share in the results of associates and joint ventures	0	0	0
Finance costs	(382)	(484)	(636)
Profit (loss) before income tax	2,431	4,354	(2,277)
Income tax expense	(175)	(41)	(16)
Current income tax	(175)	(41)	(16)
Deferred Income tax	0	0	0
Profit (loss) for the year (numerators)	2,256	4,313	(2,293)
Total assets	34,131		45,999
Total assets		30,449
Total liability	31,388
Total liability		32,912	34,431
Other segment information
Investments in associates	0	0	0
Capital Expenditures	1,559	2,362	1,059
Changes in estimates of mine closures plans	3,585	(108)	771
Colquijirca [Member]
Operating income
Sale of goods	400,994	410,390	255,275
Sale of services	0	0	0
Royalty income	0	0	0
Total operating income	400,994	410,390	255,275
Operating costs
Cost of sales, excluding depreciation and amortization	(267,997)	(248,021)	(170,148)
Unabsorbed cost due to production stoppage	0	0	(10,216)
Cost of services	0	0	0
Exploration in operating units	(16,671)	(17,099)	(5,790)
Depreciation and amortization	(72,171)	(68,830)	(59,433)
Mining royalties	(3,168)	(1,626)	(1,902)
Total operating costs	(360,007)	(335,576)	(247,489)
Gross profit (loss)	40,987	74,814	7,786
Operating expenses, net
Administrative expenses	(8,744)	(7,229)	(7,536)
Selling expenses	(9,649)	(9,946)	(9,070)
Write-off of stripping activity asset		(6,763)	(11,633)
Exploration in non-operating areas	(4,008)	(1,383)	(86)
Reversal of contingent and others	(1,706)	(356)	(1,145)
Impairment recovery (loss) of long-lived assets	0	0	0
Other, net	(7,777)	(12,571)	4,547
Total operating expenses, net	(31,884)	(38,248)	(24,923)
Operating profit (loss)	9,103	36,566	(17,137)
Other income (expense),net
Finance income	879	388	257
Foreign currency exchange difference	526	(2,346)	(404)
Share in the results of associates and joint ventures	(10)	36	(253)
Finance costs	(6,470)	(7,126)	(9,175)
Profit (loss) before income tax	4,028	27,518	(26,712)
Income tax expense	(3,666)	(16,956)	(4,829)
Current income tax	(6,125)	(12,220)	(1,483)
Deferred Income tax	2,459	(4,736)	(3,346)
Profit (loss) for the year (numerators)	362	10,562	(31,541)
Total assets	668,230		720,150
Total assets		694,831
Total liability	290,998
Total liability		327,519	366,705
Other segment information
Investments in associates	2,486	2,497	2,374
Capital Expenditures	62,593	37,649	23,955
Changes in estimates of mine closures plans	(11,322)	(1,410)	2,437
La Zanja [Member]
Operating income
Sale of goods	52,260	39,380	33,033
Sale of services	0	0	0
Royalty income	0	0	0
Total operating income	52,260	39,380	33,033
Operating costs
Cost of sales, excluding depreciation and amortization	(49,903)	(46,531)	(31,978)
Unabsorbed cost due to production stoppage	0	0	(203)
Cost of services	0	0	0
Exploration in operating units	(3,212)	(574)	(1)
Depreciation and amortization	(7,459)	(5,449)	(6,595)
Mining royalties	(506)	(403)	(330)
Total operating costs	(61,080)	(52,957)	(39,107)
Gross profit (loss)	(8,820)	(13,577)	(6,074)
Operating expenses, net
Administrative expenses	(3,061)	(2,932)	(2,434)
Selling expenses	(179)	(124)	(104)
Write-off of stripping activity asset		0	0
Exploration in non-operating areas	(5,243)	(5,742)	(4,769)
Reversal of contingent and others	(353)	(1,029)	173
Impairment recovery (loss) of long-lived assets	0	4,964	0
Other, net	(7,374)	(44)	(712)
Total operating expenses, net	(16,210)	(4,907)	(7,846)
Operating profit (loss)	(25,030)	(18,484)	(13,920)
Other income (expense),net
Finance income	614	196	780
Foreign currency exchange difference	336	(296)	(306)
Share in the results of associates and joint ventures	0	0	0
Finance costs	(1,318)	(1,361)	(1,484)
Profit (loss) before income tax	(25,398)	(19,945)	(14,930)
Income tax expense	(16,132)	4,212	218
Current income tax	(187)	0	(17)
Deferred Income tax	(15,945)	4,212	235
Profit (loss) for the year (numerators)	(41,530)	(15,733)	(14,712)
Total assets	79,038		134,562
Total assets		121,681
Total liability	80,655
Total liability		81,770	78,916
Other segment information
Investments in associates	0	0	0
Capital Expenditures	1,719	999	825
Changes in estimates of mine closures plans	(8,705)	175	9,569
Tambomayo [Member]
Operating income
Sale of goods	151,789	181,021	142,833
Sale of services	0	0	0
Royalty income	0	0	0
Total operating income	151,789	181,021	142,833
Operating costs
Cost of sales, excluding depreciation and amortization	(76,214)	(82,531)	(64,107)
Unabsorbed cost due to production stoppage	0	0	(822)
Cost of services	0	0	0
Exploration in operating units	(9,980)	(10,076)	(7,157)
Depreciation and amortization	(59,125)	(63,638)	(72,714)
Mining royalties	(1,322)	(1,712)	(1,228)
Total operating costs	(146,641)	(157,957)	(146,028)
Gross profit (loss)	5,148	23,064	(3,195)
Operating expenses, net
Administrative expenses	(14,076)	(15,382)	(14,548)
Selling expenses	(5,126)	(5,485)	(3,862)
Write-off of stripping activity asset		0	0
Exploration in non-operating areas	0	0	0
Reversal of contingent and others	(228)	25	10
Impairment recovery (loss) of long-lived assets	0	0	0
Other, net	(815)	(4,797)	(1,376)
Total operating expenses, net	(20,245)	(25,639)	(19,776)
Operating profit (loss)	(15,097)	(2,575)	(22,971)
Other income (expense),net
Finance income	4	0	0
Foreign currency exchange difference	(11)	(641)	130
Share in the results of associates and joint ventures	0	0	0
Finance costs	(302)	(270)	(390)
Profit (loss) before income tax	(15,406)	(3,486)	(23,231)
Income tax expense	(527)	(132)	(93)
Current income tax	(527)	(132)	(93)
Deferred Income tax	0	0	0
Profit (loss) for the year (numerators)	(15,933)	(3,618)	(23,324)
Total assets	197,550		329,384
Total assets		264,521
Total liability	29,654
Total liability		36,551	38,923
Other segment information
Investments in associates	0	0	0
Capital Expenditures	3,175	3,935	3,531
Changes in estimates of mine closures plans	(856)	(308)	1,186
Operating Segments [Member]
Operating income
Sale of goods	4,986,536	5,317,751	3,409,717
Sale of services	70,061	83,161	78,949
Royalty income	1,381	15,928	18,638
Total operating income	5,057,978	5,416,840	3,507,304
Operating costs
Cost of sales, excluding depreciation and amortization	(3,016,839)	(2,985,832)	(2,546,139)
Unabsorbed cost due to production stoppage	(26,889)	(26,376)	(30,484)
Cost of services	24,861	(24,721)	22,943
Exploration in operating units	(89,763)	(62,603)	(28,044)
Depreciation and amortization	(220,342)	(231,520)	(190,231)
Mining royalties	(19,234)	(13,503)	(11,749)
Total operating costs	(3,397,928)	(3,344,555)	(2,829,590)
Gross profit (loss)	1,660,050	2,072,285	677,714
Operating expenses, net
Administrative expenses	(76,901)	(77,847)	(74,672)
Selling expenses	(178,875)	(22,587)	(20,477)
Write-off of stripping activity asset		(6,763)	(11,633)
Exploration in non-operating areas	(14,285)	(11,301)	(8,505)
Reversal of contingent and others	(3,477)	(2,430)	(4,150)
Impairment recovery (loss) of long-lived assets	19,874	(14,910)	2,083
Other, net	(39,004)	(26,875)	5,720
Total operating expenses, net	(292,668)	(162,713)	(111,634)
Operating profit (loss)	1,367,382	1,909,572	566,080
Other income (expense),net
Finance income	33,709	6,626	6,900
Foreign currency exchange difference	27,802	8,994	47,086
Share in the results of associates and joint ventures	176,577	(154,835)	(19,582)
Finance costs	(66,847)	(92,394)	(184,705)
Profit (loss) before income tax	1,538,623	1,677,963	415,779
Income tax expense	(501,504)	(743,960)	(286,080)
Current income tax	(462,118)	(752,550)	(271,597)
Deferred Income tax	(39,386)	8,590	(14,483)
Profit (loss) for the year (numerators)	1,037,119	934,003	129,699
Total assets	13,836,447	14,063,903	13,276,273
Total assets		14,063,903
Total liability	2,824,648	4,454,433	3,532,172
Total liability		4,454,433	3,532,172
Other segment information
Investments in associates	2,437,386	2,280,588	2,296,618
Capital Expenditures	153,369	90,309	71,546
Changes in estimates of mine closures plans	(21,869)	(3,272)	31,558
Elimination of intersegment amounts [member]
Operating income
Sale of goods	(4,185,337)	(4,454,281)	(2,772,098)
Sale of services	(47,839)	(62,109)	(58,664)
Royalty income	0	0	0
Total operating income	(4,233,176)	(4,516,390)	(2,830,762)
Operating costs
Cost of sales, excluding depreciation and amortization	2,554,897	2,456,101	2,152,251
Unabsorbed cost due to production stoppage	3,831	867	2,726
Cost of services	(21,698)	23,452	(21,389)
Exploration in operating units	8,967	6,191	0
Depreciation and amortization	43,561	44,309	611
Mining royalties	1,501	529	0
Total operating costs	2,634,455	2,531,449	2,176,977
Gross profit (loss)	(1,598,721)	(1,984,941)	(653,785)
Operating expenses, net
Administrative expenses	9,173	10,262	7,487
Selling expenses	158,653	1,760	1,944
Write-off of stripping activity asset		0	0
Exploration in non-operating areas	33	31	30
Reversal of contingent and others	542	(257)	0
Impairment recovery (loss) of long-lived assets	0	0	0
Other, net	23,919	(2,385)	(3,030)
Total operating expenses, net	192,320	9,411	6,431
Operating profit (loss)	(1,406,401)	(1,975,530)	(647,354)
Other income (expense),net
Finance income	(19,266)	(674)	(4,489)
Foreign currency exchange difference	(931)	(27,680)	(51,202)
Share in the results of associates and joint ventures	(307)	395,285	82,284
Finance costs	12,711	31,765	146,883
Profit (loss) before income tax	(1,414,194)	(1,576,834)	(473,878)
Income tax expense	501,463	767,631	260,650
Current income tax	446,485	732,175	261,673
Deferred Income tax	54,978	35,456	(1,023)
Profit (loss) for the year (numerators)	(912,731)	(809,203)	(213,228)
Total assets	(9,333,220)		(9,296,656)
Total assets		(9,502,092)
Total liability	(1,484,362)
Total liability		(2,431,153)	(2,352,412)
Other segment information
Investments in associates	(916,409)	(858,293)	(807,843)
Capital Expenditures	(1,396)	0	0
Changes in estimates of mine closures plans	0	0	0
Sociedad Minera Cerro Verde S.A.A.
Operating income
Sale of goods	3,975,295	4,199,448	2,538,593
Sale of services	0	0	0
Royalty income	0	0	0
Total operating income	3,975,295	4,199,448	2,538,593
Operating costs
Cost of sales, excluding depreciation and amortization	(2,367,767)	(2,272,989)	(1,939,262)
Unabsorbed cost due to production stoppage	0	0	0
Cost of services	0	0	0
Exploration in operating units	0	0	0
Depreciation and amortization	(492,042)	(471,759)	(451,001)
Mining royalties	(9,308)	(10,334)	(5,889)
Total operating costs	(2,367,767)	(2,272,989)	(1,939,262)
Gross profit (loss)	1,607,528	1,926,459	599,331
Operating expenses, net
Administrative expenses	0	0	0
Selling expenses	(157,373)	(109,886)	(97,680)
Write-off of stripping activity asset		0	0
Exploration in non-operating areas	0	0	0
Reversal of contingent and others	0	0	0
Impairment recovery (loss) of long-lived assets	0	0	0
Other, net	(23,933)	0	0
Total operating expenses, net	(181,306)	0	0
Operating profit (loss)	1,426,222	1,926,459	599,331
Other income (expense),net
Finance income	17,235	2,820	2,350
Foreign currency exchange difference	980	(31,500)	52,464
Share in the results of associates and joint ventures	0	0	0
Finance costs	(10,537)	(28,775)	(142,675)
Profit (loss) before income tax	1,433,900	1,927,177	511,470
Income tax expense	(508,547)	(735,703)	(236,926)
Current income tax	(445,078)	(704,455)	(236,926)
Deferred Income tax	(62,718)	(30,864)	(25,962)
Profit (loss) for the year (numerators)	925,353	1,191,474	274,544
Profit for the year	925,353,000	1,191,474,000	274,544,000
Total assets	7,993,863		7,767,459
Total assets		8,124,564
Total liability	1,342,436
Total liability		1,997,558	2,132,131
Other segment information
Investments in associates	0	0	0
Capital Expenditures	0	0	0
Changes in estimates of mine closures plans	0	0	0
Compania Minera Coimolache S.A.
Operating income
Sale of goods	159,003	215,481	203,163
Sale of services	0	0	0
Royalty income	0	0	0
Total operating income	159,003	215,481	203,163
Operating costs
Cost of sales, excluding depreciation and amortization	(114,513)	(106,088)	(91,089)
Unabsorbed cost due to production stoppage	0	0	0
Cost of services	0	0	0
Exploration in operating units	(8,967)	(6,191)	(3,586)
Depreciation and amortization	(42,950)	(43,698)	(52,732)
Mining royalties	(1,500)	(529)	(715)
Total operating costs	(167,930)	(156,506)	(148,122)
Gross profit (loss)	(8,927)	58,975	55,041
Operating expenses, net
Administrative expenses	(4,139)	(3,718)	(4,043)
Selling expenses	(1,018)	(1,114)	(1,290)
Write-off of stripping activity asset		0	0
Exploration in non-operating areas	0	0	0
Reversal of contingent and others	74	0	0
Impairment recovery (loss) of long-lived assets	0	0	0
Other, net	317	156	188
Total operating expenses, net	(4,766)	(4,676)	(5,145)
Operating profit (loss)	(13,693)	54,299	49,896
Other income (expense),net
Finance income	1,961	247	411
Foreign currency exchange difference	(51)	(1,819)	(1,267)
Share in the results of associates and joint ventures	0	0	0
Finance costs	(2,158)	(2,613)	(2,532)
Profit (loss) before income tax	(13,941)	50,114	46,508
Income tax expense	5,573	(31,820)	(23,722)
Current income tax	(2,951)	(27,702)	(24,801)
Deferred Income tax	8,524	(4,118)	1,079
Profit (loss) for the year (numerators)	(8,368)	18,294	22,786
Profit for the year	(8,368)	18,294	22,786
Total assets	365,585		418,966
Total assets		414,986
Total liability	117,388
Total liability		150,751	150,463
Other segment information
Investments in associates	0	0	0
Capital Expenditures	0	0	0
Changes in estimates of mine closures plans	0	0	0
Tinka resources Ltd
Operating income
Sale of goods	0	0	0
Sale of services	0	0	0
Royalty income	0	0	0
Total operating income	0	0	0
Operating costs
Cost of sales, excluding depreciation and amortization	0	0	0
Unabsorbed cost due to production stoppage	0	0	0
Cost of services	0	0	0
Exploration in operating units	0	0	0
Depreciation and amortization	0	0	0
Mining royalties	0	0	0
Total operating costs	0	0	0
Gross profit (loss)	0	0	0
Operating expenses, net
Administrative expenses	(4,383)	(5,692)	(2,311)
Selling expenses	0	0	0
Write-off of stripping activity asset		0	0
Exploration in non-operating areas	0	0	0
Reversal of contingent and others	0	0	0
Impairment recovery (loss) of long-lived assets	0	0	0
Other, net	0	0	0
Total operating expenses, net	(4,383)	(5,692)	(2,311)
Operating profit (loss)	(4,383)	(5,692)	(2,311)
Other income (expense),net
Finance income	0	0	0
Foreign currency exchange difference	0	0	0
Share in the results of associates and joint ventures	0	0	0
Finance costs	0	0	0
Profit (loss) before income tax	(4,383)	(5,692)	(2,311)
Income tax expense	0		0
Current income tax	0	0	0
Deferred Income tax	0	0	0
Profit (loss) for the year (numerators)	(4,383)	(5,692)	(2,311)
Profit for the year	(4,383)	(1,109)	(2,311)
Total assets	63,461		64,539
Total assets		59,128
Total liability	473
Total liability		211	876
Other segment information
Investments in associates	0	0	0
Capital Expenditures	0	0	0
Changes in estimates of mine closures plans	$ 0	$ 0	$ 0